Inventories - Summary of Inventories (Parenthetical) (Detail) - Aircraft	Dec. 31, 2017	Dec. 31, 2016
EMBRAER 140 [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale	3	9
Lineage [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale	2	2
Number of aircraft held in finished products inventory	1	1
Boeing BBJ 737 [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale	1	1
EMBRAER 145 [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		1
Legacy 500 [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		2
Number of aircraft held in finished products inventory	2	2
Legacy 450 [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		1
Number of aircraft held in finished products inventory	1	2
Phenom 300 [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		4
Number of aircraft held in finished products inventory	1	3
Ipanema [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		1
Number of aircraft held in finished products inventory	2	2
Gulfstream G 350 [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		1
Cessna 560XL [member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		2
Phenom 100 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	4
Super Tucano [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
EMBRAER 195 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory		1